Land Use Rights, Net	12 Months Ended
May 31, 2011
Land Use Rights, Net
Land Use Rights, Net
12.	LAND USE RIGHTS, NET

Land use rights, net consisted of the following:

	As of May 31,
	2010	2011
	US$	US$
Land use rights	3,980	3,980
Less: accumulated amortization	(577)	(660)
Exchange differences	—	182

Land use rights, net	3,403	3,502

Amortization expenses for land use rights totaled US$81, US$81 and US$83 for the years ended May 31, 2009, 2010 and 2011, respectively. Future amortization expense is US$83 per year for each of the next five years through May 31, 2016.